Inventories (Details) - USD ($) $ in Millions	Apr. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 329	$ 351	$ 264
Goods in process	129	123	99
Finished goods	1,764	1,752	1,339
Total inventories	$ 2,222	$ 2,226	$ 1,702